Schedule of Stock Option Activity (Details) - $ / shares	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	2,500	3,689,750		101,250
Weighted-average exercise price, exercised					$ 2.64
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, outstanding, beginning balance			101,250
Weighted-average exercise price, outstanding, beginning balance			$ 3.28
Number of options, granted			3,689,750		101,250
Weighted-average exercise price, granted			$ 2.28		$ 3.28
Weighted average remaining contractual life (years), granted			10 years		10 years
Exercise of stock options, shares
Weighted-average exercise price, exercised
Number of options, forfeited/cancelled			2,500
Weighted-average exercise price, forfeited/ cancelled			$ 3.28
Weighted average remaining contractual life (years), forfeited/canceled			9 years
Stock options, outstanding, ending balance			3,788,500		101,250
Weighted-average exercise price, outstanding, ending balance			$ 2.36		$ 3.28
Weighted average remaining contractual life (years), outstanding			9 years 4 months 24 days		9 years 8 months 12 days
Number of options, exercisable			56,298		19,445
Weighted-average exercise price, exercisable			$ 3.28		$ 3.28
Weighted average remaining contractual term, exercisable			9 years		9 years 8 months 12 days